Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Total	$ 36,629		$ 3,715
Current portion	3,351		2,026
Long-term portion	33,278		1,689
Oseo Anvar Loans [Member]
Total	2,751	[1]	1,807	[1]
French Ministry Of Research [Member]
Total	1,945	[2]	1,908	[2]
Acquisition Liability Contingent Consideration [Member]
Total	24,063	[3]	0	[3]
Acquisition Liability Note [Member]
Total	5,713	[3]	0	[3]
Acquisition Liability Warrant Consideration [Member]
Total	$ 2,157	[3]	$ 0	[3]

[1]	OSEO Anvar is an agency of the French government that provides financing to French companies for research and development. At December 31, 2011 and 2012, the Company had outstanding loans from Anvar of $1,807,000 and $2,751,000, respectively for various programs. In 2012, the Company received $1,029,000 for two of these projects. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2013 through 2019.
[2]	In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the "Proteozome" project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2013. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful.
[3]	The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of: a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat; two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel ("ADSs"); and a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provision.